PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Buildings	$ 1,405,723	$ 1,365,717
Land use rights	321,112	311,973
Plant and machinery	3,282,641	2,980,087
Automobiles	44,987	43,706
Office and computer equipment	438,843	524,154
Property, Plant and Equipment, Gross	5,493,306	5,225,637
Less: Accumulated depreciation and amortization	(2,329,241)	(2,330,114)
Property and equipment, net	$ 3,164,065	$ 2,895,523